Consolidated Statements of Shareholders' Equity ¥ in Thousands, shares in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Other Comprehensive income CNY (¥)	Retained earnings CNY (¥)	Noncontrolling Interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2012	¥ 2,696	¥ 1,156,681	¥ (422,489)	¥ 634,108		¥ 14,309,609	¥ (79,119)		¥ 15,601,486
Balance (in shares) at Dec. 31, 2012 | shares	3,287,546		(41,504)
Ordinary shares issued upon exercise of employee stock options		2,474							2,474
Ordinary shares issued upon exercise of employee stock options (in shares) | shares	240
Ordinary shares issued upon settlement of restricted share units	¥ 8	(8)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	13,083
Share-based compensation		217,431							217,431
Appropriation to statutory reserves				244,358		(244,358)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						4,443,910	1,308		4,445,218
Repurchase of shares			¥ (99,262)						(99,262)
Repurchase of shares (in shares) | shares			(9,081)
Cancellation of treasury stock	¥ (41)	(521,710)	¥ 521,751
Cancellation of treasury stock (in shares) | shares	(50,585)		50,585
Capital injection in a subsidiary by noncontrolling interests shareholders		10					906		916
Balance at Dec. 31, 2013	¥ 2,663	854,878		878,466		18,509,161	(76,905)		20,168,263
Balance (in shares) at Dec. 31, 2013 | shares	3,250,284
Ordinary shares issued upon exercise of employee stock options		2,917							2,917
Ordinary shares issued upon exercise of employee stock options (in shares) | shares	285
Ordinary shares issued upon settlement of restricted share units	¥ 11	(11)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	17,450
Share-based compensation		368,632							368,632
Appropriation to statutory reserves				58,816		(58,816)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						4,756,623	35,813		4,792,436
Capital injection in a subsidiary by noncontrolling interests shareholders						15	8,907		8,922
Dividends to shareholders						(1,983,010)			(1,983,010)
Balance at Dec. 31, 2014	¥ 2,674	1,226,416		937,282		21,223,973	(32,185)		¥ 23,358,160
Balance (in shares) at Dec. 31, 2014 | shares	3,268,019							3,268,019	3,268,019
Ordinary shares issued upon settlement of restricted share units	¥ 14	(14)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	23,541
Share-based compensation		687,332							¥ 687,332
Appropriation to statutory reserves				73,635		(73,635)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						6,737,321	100,689		6,838,010
Repurchase of shares			¥ (132,192)						(132,192)
Repurchase of shares (in shares) | shares			(4,628)
Cancellation of treasury stock	¥ (3)	(132,189)	¥ 132,192
Cancellation of treasury stock (in shares) | shares	(4,628)		4,628
Unrealized gains on available-for-sale securities, net of tax					¥ 27,452			$ 4,238	27,452
Capital injection in a subsidiary by noncontrolling interests shareholders		(1)				4	15,012		15,015
Dividends to shareholders						(1,467,965)			(1,467,965)
Exchanges losses on repurchase of mezzanine classified noncontrolling interests		(2,213)							(2,213)
Balance at Dec. 31, 2015	¥ 2,685	¥ 1,779,331		¥ 1,010,917	¥ 27,452	¥ 26,419,698	¥ 83,516	$ 4,526,784	¥ 29,323,599
Balance (in shares) at Dec. 31, 2015 | shares	3,286,932							3,286,932	3,286,932